SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS For Wells Fargo Advantage Diversified International Fund and Wells Fargo Advantage International Equity Fund
(International Equity Fund)
The following replaces the first paragraph of the Fund's principal investment strategy in the summary section of the Fund's prospectuses:

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 30% of the Fund's total assets in emerging market equity securities. We will not be invested in less than three different countries, including the U.S. The types of securities in which we normally invest include common stock, preferred stock, Exchange Traded Funds (ETFs), rights, warrants and American Depositary Receipts (ADRs). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The following footnote is added to the performance benchmark in the Average Annual Total Return table in the Fund's prospectuses:
Effective March 1, 2012, the Fund intends to change its benchmark to the MSCI ACWI ex-US Index.

SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS For Wells Fargo Advantage Diversified International Fund and Wells Fargo Advantage International Equity Fund
(International Equity Fund)
The following replaces the first paragraph of the Fund's principal investment strategy in the summary section of the Fund's prospectuses:

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 30% of the Fund's total assets in emerging market equity securities. We will not be invested in less than three different countries, including the U.S. The types of securities in which we normally invest include common stock, preferred stock, Exchange Traded Funds (ETFs), rights, warrants and American Depositary Receipts (ADRs). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The following footnote is added to the performance benchmark in the Average Annual Total Return table in the Fund's prospectuses:
Effective March 1, 2012, the Fund intends to change its benchmark to the MSCI ACWI ex-US Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 9, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS For Wells Fargo Advantage Diversified International Fund and Wells Fargo Advantage International Equity Fund
(International Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock	The following replaces the first paragraph of the Fund's principal investment strategy in the summary section of the Fund's prospectuses:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 30% of the Fund's total assets in emerging market equity securities. We will not be invested in less than three different countries, including the U.S. The types of securities in which we normally invest include common stock, preferred stock, Exchange Traded Funds (ETFs), rights, warrants and American Depositary Receipts (ADRs). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Supplement- [Text Block]	wells_SupplementTextBlock_01	The following footnote is added to the performance benchmark in the Average Annual Total Return table in the Fund's prospectuses:
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Effective March 1, 2012, the Fund intends to change its benchmark to the MSCI ACWI ex-US Index.